SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Cash
	December 31,
	2011	2012	2012
	RMB	RMB	US$

Cash on hand	7,084	4,960	796
Cash in bank
PRC	473,340	336,354	53,989
Hong Kong	12,832	37,495	6,018
Subtotal	486,172	373,849	60,007

Total	493,256	378,809	60,803

Schedule of Pre-operating Expenses

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Hotel operating costs	70,011	59,071	55,536	8,914
Sales and marketing expenses	1,021	507	469	75
General and administrative expenses	4,362	3,316	6,290	1,010
Total pre-operating expenses	75,394	62,894	62,295	9,999

Schedule of Capitalized Interest

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Interest cost capitalized	75	-	1,825	293
Interest cost charged to income	2,082	7,212	21,459	3,444
Total interest cost	2,157	7,212	23,284	3,737

Schedule of Variable Interest Entities

	December 31,
	2011	2012
	RMB	RMB
ASSETS

Current assets:
Cash	12,734	3,416
Accounts receivable	950	951
Other prepaid expenses and current assets	18,290	11,448
Hotel supplies	4,062	3,656
Total current assets	36,036	19,471

Property and equipment, net	114,088	170,459
Rental deposits	5,445	4,042
Total assets	155,569	193,972

LIABILITIES AND EQUITY

Current liabilities:
Accounts payable	48,297	36,516
Accrued expenses and other payables	5,834	4,756
Amount due to related parties (Note i)	17,529	43,615
Total current liabilities	71,660	84,887

Accrued lease payments	-	329
Long-term borrowings from related parties (Note i)	114,017	173,150
Total liabilities	185,677	258,366

Equity:

Paid-in capital	6,000	7,000
Additional paid-in capital	4,302	2,426
Accumulated deficit	(40,410)	(73,820)
Total equity	(30,108)	(64,394)

Total liabilities and equity	155,569	193,972

Notes:

(i)	Amounts due to related parties represent the amount paid by two subsidiaries of the Group, 7 Days Inn (Shenzhen) Co., Ltd. ("7 Days Shenzhen") and 7 Days Four Seasons Hotel (Guangzhou) Co., Ltd. ("7 Days Four Seasons") on behalf of the managed hotels of the VIEs relating to daily hotel supplies. Amount due to related parties and long-term borrowings from related parties are eliminated on consolidation.

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Revenues	-	22,005	109,375
Net loss	228	40,182	46,107

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net cash used in operating activities (Note ii)	(3,002)	(25,665)	14,694
Net cash used in investing activities (Note ii)	-	(78,616)	(115,209)
Net cash provided by financing activities (Note ii)	5,000	115,017	94,339

(ii)	Nil, RMB17,529 and RMB27,930 provided by operating activities for the years ended December 31, 2010, 2011 and 2012, nil, RMB21,120 and nil provided by investing activities for the years ended December 31, 2010, 2011 and 2012, and RMB3,900, RMB113,057 and RMB160,029 provided by financing activities for the years ended December 31, 2010, 2011 and 2012 are eliminated on consolidation..